FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
FAIR VALUE MEASUREMENT
Weighted average FICO score of the underlying collateral for Alt-A mortgage securities recorded at fair value, low end of range	680
Weighted average FICO score of the underlying collateral for Alt-A mortgage securities recorded at fair value, high end of range	720
Maximum percentage of underlying collateral where FICO scores are greater than 720	30.00%
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	$ 160,589,000,000	$ 142,862,000,000
Investments	294,463,000,000	274,040,000,000
Loans	5,287,000,000	5,265,000,000
Nontrading derivatives and other financial assets measured on a recurring basis	13,299,000,000	13,360,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	116,689,000,000	97,712,000,000
Short-term borrowings	818,000,000	1,354,000,000
Long-term debt, at fair value	29,764,000,000	24,172,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis, gross	2,910,000,000	3,742,000,000
Recurring
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Transfers of assets from Level 2 to Level 1	1,200,000,000
Transfers of assets from Level 1 to Level 2	1,700,000,000
Transfers of liabilities from Level 1 to Level 2	70,000,000
Transfers of liabilities from Level 2 to Level 1	150,000,000
Recurring | Level 1
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	127,887,000,000	97,748,000,000
Total Gross Trading account derivatives, Assets	2,789,000,000	3,265,000,000
Total trading account derivatives, assets	2,789,000,000	3,265,000,000
Investments	53,335,000,000	51,879,000,000
Total assets	184,011,000,000	152,892,000,000
Total as a percentage of gross assets	9.90%	9.00%
Securities sold, not yet purchased	55,145,000,000	58,456,000,000
Total Gross trading account derivatives, Liabilities	2,992,000,000	3,732,000,000
Total trading account derivatives, liabilities	2,992,000,000	3,732,000,000
Total liabilities	58,137,000,000	62,188,000,000
Total as a percentage of gross liabilities	4.40%	5.10%
Recurring | Level 1 | Interest rate contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	2,000,000	67,000,000
Total Gross trading account derivatives, Liabilities	1,000,000	37,000,000
Recurring | Level 1 | Foreign exchange contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	18,000,000
Total Gross trading account derivatives, Liabilities	10,000,000
Recurring | Level 1 | Equity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	2,359,000,000	2,240,000,000
Total Gross trading account derivatives, Liabilities	2,664,000,000	2,822,000,000
Recurring | Level 1 | Commodity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	410,000,000	958,000,000
Total Gross trading account derivatives, Liabilities	317,000,000	873,000,000
Recurring | Level 1 | Mortgage-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Investments	46,000,000	59,000,000
Recurring | Level 1 | U.S. government-sponsored agency guaranteed
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Investments	46,000,000	59,000,000
Recurring | Level 1 | U.S. Treasury and federal agency securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	15,416,000,000	15,612,000,000
Investments	13,204,000,000	11,642,000,000
Recurring | Level 1 | Foreign government
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	57,831,000,000	52,429,000,000
Investments	36,048,000,000	33,544,000,000
Recurring | Level 1 | Equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	54,640,000,000	29,707,000,000
Investments	4,037,000,000	6,634,000,000
Recurring | Level 2
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	198,278,000,000	188,034,000,000
Trading securities	124,599,000,000	115,867,000,000
Total Gross Trading account derivatives, Assets	1,051,625,000,000	958,448,000,000
Total trading account derivatives, assets	1,051,625,000,000	958,448,000,000
Investments	229,221,000,000	205,364,000,000
Loans	356,000,000	583,000,000
Nontrading derivatives and other financial assets measured on a recurring basis, gross	15,293,000,000	14,270,000,000
Nontrading derivatives and other financial assets measured on a recurring basis	15,293,000,000	14,270,000,000
Total assets	1,619,372,000,000	1,482,566,000,000
Total as a percentage of gross assets	87.40%	87.40%
Interest-bearing deposits	661,000,000	895,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	158,580,000,000	146,524,000,000
Securities sold, not yet purchased	8,288,000,000	10,941,000,000
Total Gross trading account derivatives, Liabilities	1,056,512,000,000	950,926,000,000
Total trading account derivatives, liabilities	1,056,512,000,000	950,926,000,000
Short-term borrowings	706,000,000	855,000,000
Long-term debt, at fair value	23,038,000,000	17,268,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis, gross	2,228,000,000	3,559,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis	2,228,000,000	3,559,000,000
Total liabilities	1,250,013,000,000	1,130,968,000,000
Total as a percentage of gross liabilities	94.10%	92.90%
Recurring | Level 2 | Interest rate contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	901,809,000,000	755,473,000,000
Total Gross trading account derivatives, Liabilities	891,138,000,000	738,833,000,000
Recurring | Level 2 | Foreign exchange contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	75,712,000,000	93,536,000,000
Total Gross trading account derivatives, Liabilities	81,209,000,000	96,020,000,000
Recurring | Level 2 | Equity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	14,193,000,000	16,376,000,000
Total Gross trading account derivatives, Liabilities	26,014,000,000	26,961,000,000
Recurring | Level 2 | Commodity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	9,802,000,000	11,940,000,000
Total Gross trading account derivatives, Liabilities	10,359,000,000	11,959,000,000
Recurring | Level 2 | Credit derivatives
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	50,109,000,000	81,123,000,000
Total Gross trading account derivatives, Liabilities	47,792,000,000	77,153,000,000
Recurring | Level 2 | Mortgage-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	32,820,000,000	29,751,000,000
Investments	53,762,000,000	50,279,000,000
Recurring | Level 2 | U.S. government-sponsored agency guaranteed
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	29,835,000,000	26,674,000,000
Investments	45,841,000,000	45,043,000,000
Recurring | Level 2 | Residential
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	1,663,000,000	1,362,000,000
Investments	7,472,000,000	4,764,000,000
Recurring | Level 2 | Commercial
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	1,322,000,000	1,715,000,000
Investments	449,000,000	472,000,000
Recurring | Level 2 | U.S. Treasury and federal agency securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	4,940,000,000	3,784,000,000
Investments	78,625,000,000	73,421,000,000
Recurring | Level 2 | State and municipal securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	3,611,000,000	5,112,000,000
Investments	17,483,000,000	13,732,000,000
Recurring | Level 2 | Foreign government
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	31,097,000,000	26,601,000,000
Investments	57,616,000,000	50,523,000,000
Recurring | Level 2 | Corporate
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	33,194,000,000	33,786,000,000
Investments	9,289,000,000	9,268,000,000
Recurring | Level 2 | Equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	2,094,000,000	3,279,000,000
Investments	132,000,000	98,000,000
Recurring | Level 2 | Asset-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	899,000,000	1,270,000,000
Investments	11,910,000,000	6,962,000,000
Recurring | Level 2 | Other debt securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	15,944,000,000	12,284,000,000
Investments		563,000,000
Recurring | Level 2 | Non-marketable equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Investments	404,000,000	518,000,000
Recurring | Level 3
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	5,043,000,000	4,701,000,000
Trading securities	13,823,000,000	15,792,000,000
Total Gross Trading account derivatives, Assets	9,214,000,000	14,513,000,000
Total trading account derivatives, assets	9,214,000,000	14,513,000,000
Investments	11,907,000,000	16,797,000,000
Loans	4,931,000,000	4,682,000,000
Mortgage servicing rights (MSRs)	1,942,000,000	2,569,000,000
Nontrading derivatives and other financial assets measured on a recurring basis, gross	2,452,000,000	2,245,000,000
Nontrading derivatives and other financial assets measured on a recurring basis	2,452,000,000	2,245,000,000
Total assets	49,312,000,000	61,299,000,000
Total as a percentage of gross assets	2.70%	3.60%
Interest-bearing deposits	786,000,000	431,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	841,000,000	1,061,000,000
Securities sold, not yet purchased	356,000,000	412,000,000
Total Gross trading account derivatives, Liabilities	11,594,000,000	15,292,000,000
Total trading account derivatives, liabilities	11,594,000,000	15,292,000,000
Short-term borrowings	112,000,000	499,000,000
Long-term debt, at fair value	6,726,000,000	6,904,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis, gross	24,000,000	3,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis	24,000,000	3,000,000
Total liabilities	20,448,000,000	24,602,000,000
Total as a percentage of gross liabilities	1.50%	2.00%
Recurring | Level 3 | Interest rate contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	1,710,000,000	1,947,000,000
Total Gross trading account derivatives, Liabilities	1,529,000,000	1,221,000,000
Recurring | Level 3 | Foreign exchange contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	902,000,000	781,000,000
Total Gross trading account derivatives, Liabilities	902,000,000	1,343,000,000
Recurring | Level 3 | Equity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	1,741,000,000	1,619,000,000
Total Gross trading account derivatives, Liabilities	3,189,000,000	3,356,000,000
Recurring | Level 3 | Commodity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	695,000,000	865,000,000
Total Gross trading account derivatives, Liabilities	1,466,000,000	1,799,000,000
Recurring | Level 3 | Credit derivatives
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	4,166,000,000	9,301,000,000
Total Gross trading account derivatives, Liabilities	4,508,000,000	7,573,000,000
Recurring | Level 3 | Mortgage-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	4,249,000,000	2,988,000,000
Investments	1,663,000,000	687,000,000
Recurring | Level 3 | U.S. government-sponsored agency guaranteed
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	1,325,000,000	861,000,000
Investments	1,458,000,000	679,000,000
Recurring | Level 3 | Residential
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	1,805,000,000	1,509,000,000
Investments	205,000,000	8,000,000
Recurring | Level 3 | Commercial
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	1,119,000,000	618,000,000
Recurring | Level 3 | U.S. Treasury and federal agency securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities		3,000,000
Investments	12,000,000	75,000,000
Recurring | Level 3 | State and municipal securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	195,000,000	252,000,000
Investments	849,000,000	667,000,000
Recurring | Level 3 | Foreign government
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	311,000,000	521,000,000
Investments	383,000,000	447,000,000
Recurring | Level 3 | Corporate
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	2,030,000,000	3,240,000,000
Investments	385,000,000	989,000,000
Recurring | Level 3 | Equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	264,000,000	244,000,000
Investments	773,000,000	1,453,000,000
Recurring | Level 3 | Asset-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	4,453,000,000	5,801,000,000
Investments	2,220,000,000	4,041,000,000
Recurring | Level 3 | Other debt securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	2,321,000,000	2,743,000,000
Investments	258,000,000	120,000,000
Recurring | Level 3 | Non-marketable equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Investments	5,364,000,000	8,318,000,000
Recurring | Gross inventory
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	203,321,000,000	192,735,000,000
Trading securities	266,309,000,000	229,407,000,000
Total Gross Trading account derivatives, Assets	1,063,628,000,000	976,226,000,000
Gross cash collateral paid	61,152,000,000	57,815,000,000
Total trading account derivatives, assets	1,124,780,000,000	1,034,041,000,000
Investments	294,463,000,000	274,040,000,000
Loans	5,287,000,000	5,265,000,000
Mortgage servicing rights (MSRs)	1,942,000,000	2,569,000,000
Nontrading derivatives and other financial assets measured on a recurring basis, gross	17,745,000,000	16,515,000,000
Gross cash collateral paid	214,000,000	307,000,000
Nontrading derivatives and other financial assets measured on a recurring basis	17,959,000,000	16,822,000,000
Total assets	1,914,061,000,000	1,754,879,000,000
Total as a percentage of gross assets	100.00%	100.00%
Interest-bearing deposits	1,447,000,000	1,326,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	159,421,000,000	147,585,000,000
Securities sold, not yet purchased	63,798,000,000	69,809,000,000
Total Gross trading account derivatives, Liabilities	1,071,098,000,000	969,950,000,000
Gross cash collateral received	46,833,000,000	52,811,000,000
Total trading account derivatives, liabilities	1,117,931,000,000	1,022,761,000,000
Short-term borrowings	818,000,000	1,354,000,000
Long-term debt, at fair value	29,764,000,000	24,172,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis, gross	2,252,000,000	3,562,000,000
Gross cash collateral received	5,318,000,000	3,642,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis	7,570,000,000	7,204,000,000
Total liabilities	1,380,749,000,000	1,274,211,000,000
Total as a percentage of gross liabilities	100.00%	100.00%
Recurring | Gross inventory | Interest rate contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	903,521,000,000	757,487,000,000
Total Gross trading account derivatives, Liabilities	892,668,000,000	740,091,000,000
Recurring | Gross inventory | Foreign exchange contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	76,632,000,000	94,317,000,000
Total Gross trading account derivatives, Liabilities	82,121,000,000	97,363,000,000
Recurring | Gross inventory | Equity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	18,293,000,000	20,235,000,000
Total Gross trading account derivatives, Liabilities	31,867,000,000	33,139,000,000
Recurring | Gross inventory | Commodity contracts
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	10,907,000,000	13,763,000,000
Total Gross trading account derivatives, Liabilities	12,142,000,000	14,631,000,000
Recurring | Gross inventory | Credit derivatives
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Total Gross Trading account derivatives, Assets	54,275,000,000	90,424,000,000
Total Gross trading account derivatives, Liabilities	52,300,000,000	84,726,000,000
Recurring | Gross inventory | Mortgage-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	37,069,000,000	32,739,000,000
Investments	55,471,000,000	51,025,000,000
Recurring | Gross inventory | U.S. government-sponsored agency guaranteed
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	31,160,000,000	27,535,000,000
Investments	47,345,000,000	45,781,000,000
Recurring | Gross inventory | Residential
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	3,468,000,000	2,871,000,000
Investments	7,677,000,000	4,772,000,000
Recurring | Gross inventory | Commercial
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	2,441,000,000	2,333,000,000
Investments	449,000,000	472,000,000
Recurring | Gross inventory | U.S. Treasury and federal agency securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	20,356,000,000	19,399,000,000
Investments	91,841,000,000	85,138,000,000
Recurring | Gross inventory | State and municipal securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	3,806,000,000	5,364,000,000
Investments	18,332,000,000	14,399,000,000
Recurring | Gross inventory | Foreign government
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	89,239,000,000	79,551,000,000
Investments	94,047,000,000	84,514,000,000
Recurring | Gross inventory | Corporate
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	35,224,000,000	37,026,000,000
Investments	9,674,000,000	10,257,000,000
Recurring | Gross inventory | Equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	56,998,000,000	33,230,000,000
Investments	4,942,000,000	8,185,000,000
Recurring | Gross inventory | Asset-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	5,352,000,000	7,071,000,000
Investments	14,130,000,000	11,003,000,000
Recurring | Gross inventory | Other debt securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	18,265,000,000	15,027,000,000
Investments	258,000,000	683,000,000
Recurring | Gross inventory | Non-marketable equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Investments	5,768,000,000	8,836,000,000
Recurring | Netting
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	(42,732,000,000)	(49,873,000,000)
Less: Netting agreements and market value adjustments to assets	(1,070,160,000,000)	(971,714,000,000)
Total trading account derivatives, assets	(1,070,160,000,000)	(971,714,000,000)
Netting agreements and market value adjustments	(4,660,000,000)	(3,462,000,000)
Nontrading derivatives and other financial assets measured on a recurring basis	(4,660,000,000)	(3,462,000,000)
Total assets	(1,117,552,000,000)	(1,025,049,000,000)
Federal funds purchased and securities loaned or sold under agreements to repurchase	(42,732,000,000)	(49,873,000,000)
Netting agreements and market value adjustments to liabilities	(1,066,180,000,000)	(966,488,000,000)
Total trading account derivatives, liabilities	(1,066,180,000,000)	(966,488,000,000)
Netting agreements and market value adjustments	(4,660,000,000)	(3,462,000,000)
Nontrading derivatives and other financial liabilities measured on a recurring basis	(4,660,000,000)	(3,462,000,000)
Total liabilities	(1,113,572,000,000)	(1,019,823,000,000)
Recurring | Fair value
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	160,589,000,000	142,862,000,000
Trading securities	266,309,000,000	229,407,000,000
Total trading account derivatives, assets	54,620,000,000	62,327,000,000
Investments	294,463,000,000	274,040,000,000
Loans	5,287,000,000	5,265,000,000
Mortgage servicing rights (MSRs)	1,942,000,000	2,569,000,000
Nontrading derivatives and other financial assets measured on a recurring basis	13,299,000,000	13,360,000,000
Total assets	796,509,000,000	729,830,000,000
Interest-bearing deposits	1,447,000,000	1,326,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	116,689,000,000	97,712,000,000
Securities sold, not yet purchased	63,798,000,000	69,809,000,000
Total trading account derivatives, liabilities	51,751,000,000	56,273,000,000
Short-term borrowings	818,000,000	1,354,000,000
Long-term debt, at fair value	29,764,000,000	24,172,000,000
Nontrading derivatives and other financial liabilities measured on a recurring basis	2,910,000,000	3,742,000,000
Total liabilities	267,177,000,000	254,388,000,000
Recurring | Fair value | Mortgage-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	37,069,000,000	32,739,000,000
Investments	55,471,000,000	51,025,000,000
Recurring | Fair value | U.S. government-sponsored agency guaranteed
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	31,160,000,000	27,535,000,000
Investments	47,345,000,000	45,781,000,000
Recurring | Fair value | Residential
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	3,468,000,000	2,871,000,000
Investments	7,677,000,000	4,772,000,000
Recurring | Fair value | Commercial
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	2,441,000,000	2,333,000,000
Investments	449,000,000	472,000,000
Recurring | Fair value | U.S. Treasury and federal agency securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	20,356,000,000	19,399,000,000
Investments	91,841,000,000	85,138,000,000
Recurring | Fair value | State and municipal securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	3,806,000,000	5,364,000,000
Investments	18,332,000,000	14,399,000,000
Recurring | Fair value | Foreign government
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	89,239,000,000	79,551,000,000
Investments	94,047,000,000	84,514,000,000
Recurring | Fair value | Corporate
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	35,224,000,000	37,026,000,000
Investments	9,674,000,000	10,257,000,000
Recurring | Fair value | Equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	56,998,000,000	33,230,000,000
Investments	4,942,000,000	8,185,000,000
Recurring | Fair value | Asset-backed securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	5,352,000,000	7,071,000,000
Investments	14,130,000,000	11,003,000,000
Recurring | Fair value | Other debt securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Trading securities	18,265,000,000	15,027,000,000
Investments	258,000,000	683,000,000
Recurring | Fair value | Non-marketable equity securities
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Investments	$ 5,768,000,000	$ 8,836,000,000